Related Party Transactions and Balances (Details 5) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions and Balances [Abstract]
A related company of non-controlling shareholders of the Company			$ 1,653,839